INCOME TAXES - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Tax Credit Carryforward [Line Items]
Deferred tax asset valuation allowance	$ 21,789,000	$ 146,005,000
Gross unrecognized tax benefits	0	4,651,000	$ 3,597,000
Accrual for interest and penalties	0	0
Recognized interest and penalties	0	$ 0
Federal
Tax Credit Carryforward [Line Items]
Net operating loss carryforwards	20,300,000
State
Tax Credit Carryforward [Line Items]
Net operating loss carryforwards	$ 7,800,000